CECL (Details 9) - CHF (SFr) SFr in Millions	Jun. 30, 2021	Dec. 31, 2020
Financing Receivable, Recorded Investment, Past Due [Line Items]
Other financial assets held at amortized cost, total	SFr 888	SFr 1,010
Bank
Financing Receivable, Recorded Investment, Past Due [Line Items]
Other financial assets held at amortized cost, total	SFr 888	SFr 1,010